UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-10635

BlackRock Strategic Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Strategic Bond Trust (BHD)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			LONG-TERM INVESTMENTS—109.0%
			Corporate Bonds—104.5%
			Aerospace & Defense—6.9%
NR	$ 250	[2,3]	AAR Corp., Ser. A2, 8.39%, 5/15/11	$252,500
B	110		Argo-Tech Corp., 9.25%, 6/01/11	119,075
BB	120	[3]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	124,500
B	1,164		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,222,200
			DRS Technologies, Inc.,
B	50		6.875%, 11/01/13	49,500
B	80		7.625%, 2/01/18	81,400
A-	2,000		Lockheed Martin Corp., Ser. B, 6.15%, 9/01/36	2,079,051
BBB+	1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,061,071
BBB+	650		Raytheon Co., 4.85%, 1/15/11	636,329
BB	50		Sequa Corp., 9.00%, 8/01/09	53,000
B-	90	[3]	TransDigm, Inc., 7.75%, 7/15/14	90,900
A+	1,000		United Technologies Corp., 6.35%, 3/01/11	1,035,001
			Total Aerospace & Defense	6,804,527
			Automotive—4.0%
B	45	[3]	Ashtead Capital, Inc., 9.00%, 8/15/16	48,150
			AutoNation, Inc.,
BB+	110		7.00%, 4/15/14	110,550
BB+	110	[4]	7.36%, 4/15/13	110,825
BB-	20	[3,4]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.874%, 5/15/14	19,850
BBB+	1,000		DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,059,676
B-	400		Lear Corp., Ser. B, 8.75%, 12/01/16	399,000
B3	200		Metaldyne Corp., 11.00%, 11/01/13	200,000
B1	1,400		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	1,456,000
BB-	492		TRW Automotive, Inc., 9.375%, 2/15/13	526,440
			Total Automotive	3,930,491
			Basic Materials—5.6%
B+	320		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	279,200
B+	320		AK Steel Corp., 7.75%, 6/15/12	324,000
B	180	[3]	American Pacific Corp., 9.00%, 2/01/15	180,000
B+	60	[4]	Bowater, Inc., 8.36%, 3/15/10	60,600
BB+	20		Chemtura Corp., 6.875%, 6/01/16	19,400
B-	150		CPG Intl. I, Inc., 10.50%, 7/01/13	156,375
B+	40		Domtar, Inc., 7.125%, 8/15/15 (Canada)	39,500
B+	120		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	120,000
			Huntsman LLC,
BB-	50		11.625%, 10/15/10	54,500
B	99		12.00%, 7/15/12	112,365
B+	595	[3]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	569,712
B3	980		Innophos, Inc., 8.875%, 8/15/14	1,011,850
			Lyondell Chemical Co.,
BB-	170		8.00%, 9/15/14	176,800
BB-	290		8.25%, 9/15/16	307,400
BB+	130		10.50%, 6/01/13	143,488
BB	150		Millennium America, Inc., 9.25%, 6/15/08	155,813
B-	55		Nalco Co., 8.875%, 11/15/13	58,369
B2	280		NewPage Corp., 10.00%, 5/01/12	305,200
			Nova Chemicals Corp. (Canada)
BB-	40		6.50%, 1/15/12	37,800
BB-	475	[4]	8.502%, 11/15/13	472,625
CCC+	565	[3]	Pregis Corp., 12.375%, 10/15/13	621,500
B+	20		Rhodia S.A., 10.25%, 6/01/10 (France)	22,800
BB-	170	[3]	Terra Capital, Inc., 7.00%, 2/01/17	167,662
B-	5	[3]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	5,300

BlackRock Strategic Bond Trust (BHD) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Basic Materials—(cont'd)
BBB	$ 169		Weyerhaeuser Co., 6.125%, 3/15/07	$168,989
			Total Basic Materials	5,571,248
			Building & Development—1.8%
BB+	1,000		Beazer Homes USA, Inc., 8.625%, 5/15/11	1,030,000
B-	465		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	467,325
B3	140		Nortek, Inc., 8.50%, 9/01/14	139,300
B3	125		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	125,000
			Total Building & Development	1,761,625
			Commercial Services—0.4%
B2	120		Education Management LLC/Education Management Corp., 8.75%, 6/01/14	126,000
B-	150	[3,4]	NCO Group, Inc., 10.244%, 11/15/13	150,000
B+	120	[3]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	125,250
			Total Commercial Services	401,250
			Conglomerates—0.3%
A+	325		Honeywell Intl., Inc., 7.50%, 3/01/10	345,277
			Consumer Products—4.9%
B3	90		ALH Finance LLC, 8.50%, 1/15/13	90,225
CCC+	350	[4]	Ames True Temper, Inc., 9.36%, 1/15/12	357,000
B-	215		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	204,250
BBB+	1,000		General Mills, Inc., 5.125%, 2/15/07	999,910
B-	369		Lazy Days RV Center, Inc., 11.75%, 5/15/12	358,853
B	270	[4]	Levi Strauss & Co., 10.11%, 4/01/12	276,750
			Michaels Stores, Inc.,
B2	340	[3]	10.00%, 11/01/14	361,250
Caa1	430	[3]	11.375%, 11/01/16	462,250
B3	30	[3,4]	Nutro Products, Inc., 9.40%, 10/15/13	30,975
B	500		Pantry, Inc., 7.75%, 2/15/14	501,250
BB-	100		Quiksilver, Inc., 6.875%, 4/15/15	97,750
BB+	200		Reynolds American, Inc., 7.625%, 6/01/16	211,594
CCC	200		Spectrum Brands, Inc., 7.375%, 2/01/15	174,500
B	750		United Rentals NA, Inc., 7.00%, 2/15/14	736,875
			Total Consumer Products	4,863,432
			Containers & Packaging—1.2%
			Berry Plastics Holding Corp.,
B2	190	[3]	8.875%, 9/15/14	196,175
B2	130	[3,4]	9.235%, 9/15/14	133,575
B+	250		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	258,750
CCC+	55		Graham Packaging Co., Inc., 8.50%, 10/15/12	55,825
B1	260	[3,4]	Impress Holdings BV, 8.585%, 9/15/13 (Netherlands)	260,575
B+	301		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	310,782
			Total Containers & Packaging	1,215,682
			Ecological Services & Equipment—2.2%
B	1,500		Casella Waste Systems, Inc., 9.75%, 2/01/13	1,575,000
Caa1	550		Waste Services, Inc., 9.50%, 4/15/14	572,000
			Total Ecological Services & Equipment	2,147,000
			Energy—13.3%
			ANR Pipeline Co.,
B+	185		7.375%, 2/15/24	208,182
B+	330		9.625%, 11/01/21	439,079
B	100		Berry Petroleum Co., 8.25%, 11/01/16	98,500
CCC+	250		Chaparral Energy, Inc., 8.50%, 12/01/15	246,875
			Chesapeake Energy Corp.,
BB	130		6.375%, 6/15/15	126,100
BB	20		6.875%, 11/15/20	19,200
BB-	35		ChipPAC, Inc., 2.50%, 6/01/08	37,363
Ba3	95		CMS Energy Corp., 7.50%, 1/15/09	97,375
Ba3	65		Compagnie Generale de Geophysique S.A., 7.50%, 5/15/15 (France)	65,163
B	255		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	243,525
A1	1,000		ConocoPhillips Holding Co., 6.95%, 4/15/29	1,124,868
BBB+	1,000		Dominion Resources, Inc., 5.70%, 9/17/12	1,009,579

BlackRock Strategic Bond Trust (BHD) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Energy—(cont'd)
BBB	$ 250	[5]	DTE Energy Co., 7.05%, 6/01/11	$264,229
BB-	125		Edison Mission Energy, 7.50%, 6/15/13	129,688
			El Paso Corp.,
B2	165		7.75%, 1/15/32	176,137
B2	205		7.80%, 8/01/31	218,837
B2	165		9.625%, 5/15/12	186,862
B2	100		10.75%, 10/01/10	113,000
Ba1	175		El Paso Natural Gas Co., 8.875%, 6/15/32	210,134
Ba1	31		Elwood Energy LLC, 8.159%, 7/05/26	33,194
			Encore Acquisition Co.,
B	30		6.00%, 7/15/15	27,000
B	40		7.25%, 12/01/17	38,000
B-	275		Exco Resources, Inc., 7.25%, 1/15/11	279,125
BBB	1,075		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	1,224,009
BB+	60		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	57,450
B	97	[3]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	103,911
B-	225		KCS Energy, Inc., 7.125%, 4/01/12	214,875
			Midwest Generation LLC,
BB+	370		8.75%, 5/01/34	399,600
Ba2	426		Ser. B, 8.56%, 1/02/16	468,324
			Mirant Americas Generation LLC,
Caa1	185		8.30%, 5/01/11	188,700
Caa1	110		8.50%, 10/01/21	111,650
Caa1	90		9.125%, 5/01/31	96,075
BB-	120		Mission Energy Holdings Co., 13.50%, 7/15/08	131,550
			NRG Energy, Inc.,
B+	50		7.25%, 2/01/14	50,125
B+	285		7.375%, 2/01/16	285,356
A-	250		Occidental Petroleum Corp., 6.75%, 1/15/12	265,334
BB	320	[3]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	334,400
B2	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	160,650
BBB	1,000		Progress Energy, Inc., 7.75%, 3/01/31	1,197,414
			Reliant Energy, Inc.,
B	285		6.75%, 12/15/14	280,725
B	130		9.25%, 7/15/10	136,500
BB	305	[3]	Sabine Pass LNG LP, 7.50%, 11/30/16	299,662
B+	275	[3]	SemGroup LP, 8.75%, 11/15/15	275,687
B3	260	[3,4]	Stone Energy Corp., 8.11%, 7/15/10	259,675
B3	400	[3]	Targa Resources, Inc., 8.50%, 11/01/13	401,000
BBB-	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	31,500
B+	245		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	259,539
B1	330		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	327,525
			Williams Cos., Inc.,
BB+	100		7.125%, 9/01/11	103,750
BB+	60		8.75%, 3/15/32	68,250
			Total Energy	13,125,251
			Entertainment & Leisure—3.0%
			AMC Entertainment, Inc.,
B3	120		9.50%, 2/01/11	120,300
B3	200		11.00%, 2/01/16	226,000
B3	60		Cinemark, Inc., Zero Coupon, 3/15/14	52,950
CCC+	225	[3]	Greektown Holdings LLC, 10.75%, 12/01/13	240,750
B3	55		Poster Financial Group, Inc., 8.75%, 12/01/11	57,200
BBB-	1,500		Royal Caribbean Cruises Ltd., 8.75%, 2/02/11 (Liberia)	1,636,185
BB	190		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	190,475
Caa1	285	[3]	TDS Investor, 9.875%, 9/01/14	297,825
BB-	140		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	138,600
			Total Entertainment & Leisure	2,960,285
			Financial Institutions—18.0%
B+	105		AES Ironwood LLC, 8.857%, 11/30/25	116,890
NR	185	[3]	Allstate Financial Global Funding LLC, 5.25%, 2/01/07	185,000

BlackRock Strategic Bond Trust (BHD) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Financial Institutions—(cont'd)
			American Real Estate Partners LP/American Real Estate Finance Corp.,
BB+	$ 230		7.125%, 2/15/13	$227,700
BB+	860		8.125%, 6/01/11	883,650
B	190		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	209,950
CCC+	100	[3,4]	BMS Holdings, Inc., 12.398%, 2/15/12	99,000
BB	495		Crum & Forster Holdings Corp., 10.375%, 6/15/13	534,600
BB	95		Fairfax Financial Holdings Ltd., 6.875%, 4/15/08 (Canada)	95,238
			Ford Motor Credit Co.,
BB-	1,600	[4]	6.93%, 1/15/10	1,589,643
BB-	150	[4]	8.11%, 1/13/12	150,617
AAA	2,000	[5]	General Electric Capital Corp., 3.45%, 7/16/07	1,983,650
AA	1,500	[5]	HSBC Bank, Inc., 3.875%, 9/15/09	1,451,134
CCC+	175		iPayment, Inc., 9.75%, 5/15/14	180,250
NR	538	[3,4]	iPayment Investors LP, 11.625%, 7/15/14	543,288
B-	225		K&F Acquisition, Inc., 7.75%, 11/15/14	231,187
A	325		MetLife, Inc., 6.125%, 12/01/11	335,092
			Momentive Performance Materials, Inc.,
B-	30	[3]	9.75%, 12/01/14	30,750
B-	555	[3]	10.125%, 12/01/14	573,037
CCC+	160	[3]	11.50%, 12/01/16	161,600
B+	565	[3]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	583,362
			Rainbow National Services LLC,
B+	210	[3]	8.75%, 9/01/12	223,650
B+	2,245	[3]	10.375%, 9/01/14	2,525,625
B-	605		Standard Aero Holdings, Inc., 8.25%, 9/01/14	614,075
AA+	713	[6]	Structured Asset Receivable Trust, 5.114%, 1/21/10	712,539
AAA	1,000	[3,5]	TIAA Global Markets, Inc., 3.875%, 1/22/08	983,309
B-	50	[4]	Universal City Florida Holding Co. I/II, 10.11%, 5/01/10	51,625
Aa1	2,000	[5]	Wells Fargo & Co., 3.50%, 4/04/08	1,957,574
Aa3	50		Western Financial Bank, 9.625%, 5/15/12	54,336
B3	450	[3]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	447,187
			Total Financial Institutions	17,735,558
			Health Care—4.1%
B2	5	[3]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	4,600
			HealthSouth Corp.,
CCC+	335	[3]	10.75%, 6/15/16	368,081
CCC+	225	[3,4]	11.354%, 6/15/14	247,219
AA	1,000	[5]	Merck & Co., Inc., 4.375%, 2/15/13	950,384
B-	150		Tenet Healthcare Corp., 6.875%, 11/15/31	117,375
B-	290		Universal Hospital Services, Inc., 10.125%, 11/01/11	308,125
A-	1,000		WellPoint, Inc., 5.95%, 12/15/34	982,559
A	1,000		Wyeth, 6.50%, 2/01/34	1,079,091
			Total Health Care	4,057,434
			Industrials—2.5%
B2	260	[3]	AGY Holding Corp., 11.00%, 11/15/14	268,125
B	90		Baldor Electric Co., 8.625%, 2/15/17	93,038
B	100		Hexcel Corp., 6.75%, 2/01/15	97,750
B-	300		Park-Ohio Industries, Inc., 8.375%, 11/15/14	288,750
CCC+	200		Polypore, Inc., 8.75%, 5/15/12	204,000
			RBS Global, Inc./Rexnord Corp.,
B3	350	[3]	9.50%, 8/01/14	362,250
CCC+	175	[3]	11.75%, 8/01/16	185,062
B-	470	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	498,200
B3	440		Trimas Corp., 9.875%, 6/15/12	441,100
			Total Industrials	2,438,275
			Media—15.8%
NR	400	[7]	Adelphia Communications Corp., Ser. B, 10.50%, 7/15/04	412,000
			Affinion Group, Inc.,
B2	435		10.125%, 10/15/13	467,625
B-	220		11.50%, 10/15/15	236,500

BlackRock Strategic Bond Trust (BHD) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Media—(cont'd)
Caa2	$ 475		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	$456,000
BBB+	1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	1,130,788
B+	120	[4]	Cablevision Systems Corp., Ser. B, 9.87%, 4/01/09	127,200
B2	80		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	83,000
			Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
CCC	515		10.25%, 9/15/10	534,956
CCC	105		Ser. B, 10.25%, 9/15/10	108,806
B3	500	[3]	CMP Susquehanna Corp., 9.875%, 5/15/14	512,500
BBB+	1,000		Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,032,557
B	50		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	54,375
BB	100		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	104,625
			Echostar DBS Corp.,
BB-	550		5.75%, 10/01/08	546,562
BB-	210		7.00%, 10/01/13	210,263
BB-	45		7.125%, 2/01/16	45,169
B+	485	[3]	Idearc, Inc., 8.00%, 11/15/16	493,488
CCC+	75	[3]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	74,250
B1	165		LIN Television Corp., 6.50%, 5/15/13	159,225
B	130		MediaNews Group, Inc., 6.875%, 10/01/13	118,300
B2	405		Network Communications, Inc., 10.75%, 12/01/13	417,656
BBB	1,500		News America, Inc., 6.20%, 12/15/34	1,455,156
B3	560		Nexstar Finance, Inc., 7.00%, 1/15/14	534,800
			Nielsen Finance LLC/Nielsen Finance Co.,
CCC+	220	[3]	Zero Coupon, 8/01/16	154,275
B3	710	[3]	10.00%, 8/01/14	773,900
B1	500	[3,4]	Paxson Communications Corp., 8.61%, 1/15/12	515,000
			Primedia, Inc.,
B2	320		8.00%, 5/15/13	308,000
B2	120		8.875%, 5/15/11	121,800
B	945		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	989,887
B	70		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	65,100
Caa1	105		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	104,475
BBB+	1,000		TCI Communications, Inc., 7.875%, 2/15/26	1,151,270
			Vertis, Inc.,
B1	445		9.75%, 4/01/09	455,569
Caa1	370		Ser. B, 10.875%, 6/15/09	375,550
BBB	85		Viacom, Inc., 6.625%, 5/15/11	87,646
Caa1	1,215		Young Broadcasting, Inc., 10.00%, 3/01/11	1,196,775
			Total Media	15,615,048
			Real Estate—0.5%
A	500		ERP Operating LP, 6.95%, 3/02/11	526,880
			Technology—5.9%
BB-	30		Advanced Micro Devices, Inc., 7.75%, 11/01/12	30,675
CCC+	50		Amkor Technology, Inc., 7.75%, 5/15/13	47,125
B+	565		Celestica, Inc., 7.625%, 7/01/13 (Canada)	537,456
B+	110	[3,4]	Conexant Systems, Inc., 9.126%, 11/15/10	112,475
			Freescale Semiconductor, Inc.,
B	970	[3]	9.125%, 12/15/14	963,938
B1	100	[3,4]	9.244%, 12/15/14	99,500
B	135	[3]	10.125%, 12/15/16	134,325
B+	100	[3]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	111,000
B+	540	[3]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	558,225
CCC+	25	[3]	Open Solutions, Inc., 9.75%, 2/01/15	25,594
B	200		Sanmina-SCI Corp., 8.125%, 3/01/16	190,500
B-	130	[3]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	127,725
			SunGard Data Systems, Inc.,
B-	140		9.125%, 8/15/13	147,350
B-	430	[4]	9.973%, 8/15/13	448,275
B-	610		10.25%, 8/15/15	655,750
B	1,010		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	1,032,725
Caa1	137	[3]	UGS Capital Corp. II, 10.38%, 6/01/11	139,290

BlackRock Strategic Bond Trust (BHD) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Technology—(cont'd)
B3	$ 410		UGS Corp., 10.00%, 6/01/12	$448,950
			Total Technology	5,810,878
			Telecommunications—12.0%
BB-	190		Cincinnati Bell, Inc., 7.25%, 7/15/13	197,600
CCC	280	[3]	Cricket Communications, Inc., 9.375%, 11/01/14	295,750
B3	130	[4]	Hawaiian Telcom Communications, Inc., Ser. B, 10.889%, 5/01/13	133,575
			Intelsat Ltd. (Bermuda)
B	150	[3,4]	8.872%, 1/15/15	152,587
BB-	300	[3]	9.25%, 6/15/16	329,250
B	170	[3]	11.25%, 6/15/16	192,100
B	730	[3,4]	11.354%, 6/15/13	779,275
			Intelsat Subsidiary Holding Co. Ltd. (Bermuda)
BB-	240		8.625%, 1/15/15	255,300
BB-	95	[4]	10.252%, 1/15/12	95,950
Ba3	15		Lucent Technologies, Inc., 6.45%, 3/15/29	13,650
B+	500	[3]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	537,500
B-	160		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	140,800
			Nortel Networks Ltd. (Canada)
B-	390	[3,4]	9.61%, 7/15/11	414,375
B-	135	[3]	10.125%, 7/15/13	147,825
			PanAmSat Corp.,
B	125		9.00%, 8/15/14	134,688
B	355	[3]	9.00%, 6/15/16	386,506
			Qwest Corp.,
BBB-	200		7.875%, 9/01/11	212,500
BBB-	340	[4]	8.61%, 6/15/13	370,600
BB+	85		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	89,463
A	1,500		SBC Communications, Inc., 6.45%, 6/15/34	1,524,099
BBB+	1,000		Telecom Italia Capital S.A., 4.95%, 9/30/14 (Luxembourg)	920,991
A+	2,000	[5]	Verizon New England, Inc., 6.50%, 9/15/11	2,066,540
A-	1,000	[5]	Vodafone Group Plc, 7.75%, 2/15/10 (United Kingdom)	1,062,119
B-	460	[3]	West Corp., 11.00%, 10/15/16	476,100
BB	250	[3]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	288,125
			Windstream Corp.,
BB+	360		8.125%, 8/01/13	387,450
BB+	220		8.625%, 8/01/16	240,075
			Total Telecommunications	11,844,793
			Transportation—2.1%
BB-	125		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	127,031
B-	80	[3]	Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	76,000
A-	500		Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	560,038
B1	475		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	462,531
B3	39		Horizon Lines LLC, 9.00%, 11/01/12	41,048
B	425	[3]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	432,438
BB+	300		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	315,000
			Total Transportation	2,014,086
			Total Corporate Bonds	103,169,020
			U.S. Government and Agency Securities—3.6%
	410		U.S. Treasury Bonds, 5.375%, 2/15/31	432,614
			U.S. Treasury Notes,
	810		4.125%, 8/15/10	791,807
	1,075		4.25%, 8/15/13-8/15/15	1,040,987
	710		4.75%, 5/15/14	706,783
	550	[5]	4.875%, 8/15/16	551,633
			Total U.S. Government and Agency Securities	3,523,824
			Foreign Government Bond—0.2%
Baa1	226		United Mexican States, 6.75%, 9/27/34	239,271
			Trust Preferred Stock—0.7%
AA	650	[3,4,8]	Barclays Bank Plc, 8.55% (United Kingdom)	724,414

BlackRock Strategic Bond Trust (BHD) (continued)
(Percentage of Net Assets)

Shares		Description	Value
		Common Stock—0.0%
947	[2,9]	Critical Care Systems Intl., Inc.	$7,576
		Preferred Stock—0.0%
50,000		Superior Essex Holding Corp., Ser. A, 9.50%	41,000
		Total Investments—109.0% (cost $106,136,19310)	$107,705,105
		Liabilities in excess of other assets (including $10,796,000 reverse repurchase agreements payable)—(9.0)%	(8,909,420)
		Net Assets—100%	$98,795,685

[1]	Using the highest of Standard & Poor's, Moody's Investor Service or Fitch's Ratings.

[2]	Security is fair valued.

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held 24.6% of its net assets, with a current market value of $24,330,109, in securities restricted as to resale.

[4]	Variable rate security. Rate shown is interest rate as of January 31, 2007.

[5]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.

[6]	Illiquid security. As of January 31, 2007, the Trust held 0.7% of its net assets, with a current market value of $712,539, in these securities.

[7]	Issuer is in default and/or bankruptcy.

[8]	The security is a perpetual bond and has no stated maturity date.

[9]	Non-income producing security.

[10]

Cost for federal income tax purposes is $106,211,891. The net unrealized appreciation on a tax basis is $1,493,214, consisting of $2,794,074 gross unrealized appreciation and $1,300,860 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Strategic Bond Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007